UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND‡ JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS MORTGAGE-BACKED SECURITIES — 41.6%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 36.5%
FHLMC
4.000%, 08/01/44	$198,894	$216,405
FNMA TBA
6.000%, 02/01/36	205,000	232,098
5.500%, 02/01/38	140,000	156,570
5.000%, 02/01/38	110,000	121,614
4.500%, 02/01/34	310,000	336,435
4.000%, 02/01/39	265,000	283,798
3.500%, 02/25/41	1,750,000	1,850,258
3.000%, 02/25/43	260,000	268,838
2.500%, 02/15/27	225,000	232,759
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.1%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	25,000	25,171
Citigroup/Deutsche Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.226%, 07/15/44(A)	50,000	51,166
Citigroup/Deutsche Commercial Mortgage Trust, Ser 2006-CD2, Cl A1B
5.304%, 01/15/46(A)	7,920	8,163
Commercial Mortgage Pass-Through Trust, Ser 2014-CR20, Cl AM
3.938%, 11/10/47	10,000	10,734
Commercial Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	30,000	32,826
GE Commercial Mortgage Trust, Ser 2007-C1, Cl A1A
5.483%, 12/10/49(A)	12,712	13,701
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl A4
5.814%, 06/12/43(A)	16,875	17,663
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.877%, 02/12/51(A)	10,000	11,028
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/49	44,922	48,116
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49(A)	30,000	31,192

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND‡ JANUARY 31, 2015 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JPMorgan Chase Commercial Mortgage Trust, Ser 2005-LDP1, Cl E
5.453%, 03/15/46(A) (B)	$60,000	$59,926
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl B
5.350%, 11/15/40	45,000	45,985
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl AM
5.107%, 07/12/38(A)	25,000	25,370
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AM
5.370%, 12/15/43	70,000	74,862
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.651%, 06/11/42(A)	48,666	52,846
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A4
5.509%, 04/15/47	10,000	10,562

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,200,428)		4,218,086

U.S. TREASURY OBLIGATIONS — 28.2%

	Face Amount	Value
U.S. Treasury Bond
3.125%, 08/15/44	$305,000	$361,949
U.S. Treasury Notes
2.250%, 11/15/24	405,000	425,756
1.625%, 12/31/19	760,000	776,032
0.625%, 12/31/16	1,295,000	1,299,299

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,825,913)		2,863,036

CORPORATE OBLIGATIONS — 25.5%

	Face Amount	Value

AGRICULTURE — 0.3%
Altria Group
10.200%, 02/06/39	$15,000	$26,946

AIRLINES — 0.2%
American Airlines Pass-Through Trust, Ser 2014-1, Cl B
4.375%, 10/01/22	20,000	20,625

AUTOMOBILE — 0.6%
General Motors
5.000%, 04/01/35	20,000	21,577
4.875%, 10/02/23	40,000	43,641

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND‡ JANUARY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide
5.375%, 01/15/20	$15,000	$17,364
Innovation Ventures
9.500%, 08/15/19(B)	25,000	24,688

CHEMICALS — 1.6%
Albemarle
5.450%, 12/01/44	20,000	22,422
4.150%, 12/01/24	25,000	26,313
Axiall
4.875%, 05/15/23	30,000	29,250
NOVA Chemicals
5.250%, 08/01/23(B)	30,000	31,012
Rayonier AM Products
5.500%, 06/01/24(B)	25,000	21,313
Rockwood Specialties Group
4.625%, 10/15/20	30,000	31,200

COMPUTERS — 0.8%
Apple
2.850%, 05/06/21	25,000	26,263
Hewlett-Packard
3.750%, 12/01/20	20,000	21,212
Seagate HDD Cayman
5.750%, 12/01/34(B)	35,000	38,109

FINANCE — 5.6%
American Express
3.625%, 12/05/24	30,000	31,317
Ameriprise Financial
7.518%, 06/01/66(A)	10,000	10,700
Andina de Fomento
4.375%, 06/15/22	25,000	27,683
Apollo Management Holdings
4.000%, 05/30/24(B)	25,000	26,048
Bank of America MTN
4.250%, 10/22/26	30,000	31,152
4.000%, 01/22/25	45,000	45,817
Bear Stearns
5.550%, 01/22/17	25,000	26,917
Discover Financial Services
3.950%, 11/06/24	30,000	31,158
Goldman Sachs Capital I
6.345%, 02/15/34	15,000	18,722

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND‡ JANUARY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCE — continued
Goldman Sachs Group
6.750%, 10/01/37	$25,000	$32,828
4.800%, 07/08/44	20,000	22,542
2.550%, 10/23/19	25,000	25,343
JPMorgan Chase
3.875%, 09/10/24	20,000	20,649
KKR Group Finance III
5.125%, 06/01/44(B)	20,000	22,511
Morgan Stanley MTN
4.350%, 09/08/26	20,000	20,928
4.300%, 01/27/45	20,000	20,968
3.700%, 10/23/24	15,000	15,802
Nomura Holdings MTN
2.000%, 09/13/16	30,000	30,318
Royal Bank of Scotland Group
2.550%, 09/18/15	30,000	30,293
Wachovia Capital Trust III
5.570%, 03/15/11(A)	20,000	19,619
Wells Fargo MTN
4.650%, 11/04/44	20,000	22,079
4.100%, 06/03/26	30,000	31,758

HEALTH CARE — 1.6%
Boston Scientific
6.000%, 01/15/20	15,000	17,262
Life Technologies
6.000%, 03/01/20	25,000	29,105
Medtronic(B)
4.625%, 03/15/45	30,000	34,591
3.500%, 03/15/25	30,000	31,758
3.150%, 03/15/22	20,000	20,971
UnitedHealth Group
3.875%, 10/15/20	25,000	27,652

HOME BUILDERS — 0.3%
NVR
3.950%, 09/15/22	25,000	26,323

INSURANCE — 1.5%
American International Group
4.375%, 01/15/55	20,000	20,653
Farmers Exchange Capital III
5.454%, 10/15/54(A) (B)	20,000	21,863
MetLife
10.750%, 08/01/39	25,000	41,250

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND‡ JANUARY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INSURANCE — continued
Mutual of Omaha Insurance
4.297%, 07/15/54(A) (B)	$25,000	$25,835
Validus Holdings
8.875%, 01/26/40	15,000	21,815
Willis Group Holdings
4.125%, 03/15/16	15,000	15,471

INTERNET — 0.5%
Amazon.com
3.800%, 12/05/24	35,000	37,034
1.200%, 11/29/17	15,000	14,963

MEDIA — 1.6%
Comcast
6.950%, 08/15/37	25,000	37,093
DIRECTV Holdings
4.450%, 04/01/24	30,000	32,572
DISH DBS
6.750%, 06/01/21	25,000	27,157
Time Warner Cable
7.300%, 07/01/38	20,000	28,032
6.550%, 05/01/37	25,000	32,848
Time Warner Entertainment
8.375%, 07/15/33	5,000	7,725

METALS & MINING — 0.4%
Freeport-McMoRan
5.400%, 11/14/34	25,000	21,721
Vale Overseas
8.250%, 01/17/34	15,000	16,644

MISCELLANEOUS MANUFACTURING — 0.4%
General Electric
4.500%, 03/11/44	20,000	23,407
Tyco Electronics Group
6.550%, 10/01/17	20,000	22,608

OIL, GAS & CONSUMABLE FUELS — 1.9%
Chesapeake Energy
6.625%, 08/15/20	25,000	26,781
3.503%, 04/15/19(A)	20,000	19,400
Chevron
3.191%, 06/24/23	15,000	16,016
Energy Transfer Partners
6.050%, 06/01/41	15,000	17,181

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND‡ JANUARY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

OIL, GAS & CONSUMABLE FUELS — continued
Enterprise Products Operating
7.034%, 01/15/68(A)	$15,000	$16,350
5.250%, 01/31/20	25,000	28,304
3.750%, 02/15/25	15,000	15,638
Kinder Morgan
4.300%, 06/01/25	25,000	26,103
Petroleos Mexicanos
6.375%, 01/23/45	15,000	16,574
4.500%, 01/23/26(B)	10,000	9,985

PAPER & RELATED PRODUCTS — 0.5%
Georgia-Pacific
8.875%, 05/15/31	20,000	31,889
3.600%, 03/01/25(B)	15,000	15,503

PHARMACEUTICALS — 2.1%
Forest Laboratories
4.875%, 02/15/21(B)	55,000	60,043
Gilead Sciences
4.500%, 02/01/45	25,000	28,762
3.500%, 02/01/25	15,000	16,101
Hospira
5.200%, 08/12/20	40,000	43,911
Medco Health Solutions
4.125%, 09/15/20	15,000	16,334
Pfizer
6.200%, 03/15/19	15,000	17,788
Teva Pharmaceutical Finance IV
3.650%, 11/10/21	25,000	26,441

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
American Tower Trust I
3.070%, 03/15/23(B)	30,000	30,554

RETAIL — 0.9%
QVC
5.450%, 08/15/34	15,000	15,276
4.375%, 03/15/23	40,000	41,212
Walgreens Boots Alliance
4.800%, 11/18/44	15,000	17,043
3.800%, 11/18/24	20,000	21,149

SEMICONDUCTORS — 0.4%
Advanced Micro Devices
7.500%, 08/15/22	45,000	42,469

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND‡ JANUARY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SOFTWARE — 0.2%
Oracle
2.250%, 10/08/19	$25,000	$25,710

TELECOMMUNICATIONS — 3.0%
Avaya
9.000%, 04/01/19(B)	30,000	30,450
Crown Castle Towers
4.174%, 08/15/17(B)	20,000	20,935
Nokia
6.625%, 05/15/39	30,000	33,525
Sprint Capital
8.750%, 03/15/32	50,000	51,125
Verizon Communications
6.550%, 09/15/43	30,000	40,525
5.150%, 09/15/23	95,000	108,928
4.400%, 11/01/34	15,000	15,875

UTILITIES — 0.4%
Duke Energy Progress
4.100%, 03/15/43	15,000	17,051
Monongahela Power
5.400%, 12/15/43(B)	15,000	19,434

TOTAL CORPORATE OBLIGATIONS (Cost $2,549,812)		2,583,805

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%

	Face Amount	Value
FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	$43,775	$49,606
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	21,266	23,391
FNMA, Ser M13, Cl A2
3.021%, 08/25/24	10,000	10,544
FREMF Mortgage Trust, Ser K11, Cl B
4.421%, 12/25/48(A) (B)	23,000	25,051
FREMF Mortgage Trust, Ser K24, Cl B
3.502%, 11/25/45(A) (B)	25,000	25,828

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $133,781)		134,420

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND‡ JANUARY 31, 2015 (Unaudited)

MUNICIPAL BOND — 0.3%

	Face Amount	Value
GEORGIA — 0.3%
Municipal Electric Authority of Georgia
7.055%, 04/01/57	$25,000	$31,390

TOTAL MUNICIPAL BOND (Cost $31,471)		31,390

ASSET-BACKED SECURITY — 0.3%

	Face Amount	Value

AUTOMOBILE — 0.3%
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/17	$23,482	$23,532

TOTAL ASSET-BACKED SECURITY (Cost $23,512)		23,532

LOAN PARTICIPATIONS — 1.1%

	Face Amount	Value
Avago Technologies, 1st Lien
0.000%, 04/16/21	$25,000	$24,944
Chrysler Group, 1st Lien
0.000%, 05/24/17	25,000	24,897
First Data, 1st Lien
0.000%, 03/23/18	25,000	24,524
Sungard Availability Services Capital, 1st Lien
0.000%, 03/29/19	20,000	16,733
The Weather Channel Holdings, 1st Lien
0.000%, 06/26/20	25,000	23,239

TOTAL LOAN PARTICIPATIONS (Cost $115,269)		114,337

TIME DEPOSIT — 37.3%

	Face Amount	Value
Brown Brothers, 0.300%(C)	$3,775,167	$3,775,167

TOTAL TIME DEPOSIT (Cost $3,775,167)		3,775,167

TOTAL INVESTMENTS — 135.6%
(Cost $13,655,353)†		$13,743,773

Percentages are based on Net Assets of $10,134,965.

‡	Fund commenced operations on December 31, 2014.
(A)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2015.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	The rate shown is the 7-day effective yield as of January 31, 2015.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND‡ JANUARY 31, 2015 (Unaudited)

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multifamily

MTN — Medium Term Note

REIT — Real Estate Investment Trust

Ser — Series

TBA — To Be Announced

† As of January 31, 2015, the tax basis cost of the Fund’s investments was $13,655,353 and the unrealized appreciation and (depreciation) were $97,823 and $(9,403), respectively.

Security Valuation — The Fund primarily invests in U.S. corporate, government, mortgage-backed and asset-backed fixed income securities and private issued securities.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2015, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

—         Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

—         Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

—         Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of January 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015 there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and statement of additional information.

LCP-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015